SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

On February 26, 2021, the Company declared a cash dividend of $0.02 per share in respect of the results for the fourth quarter of 2020. The dividend of $3.0 million was paid on March 30, 2021.